Employee Defined Contribution Plan - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Defined Benefit Plan Disclosure [Line Items]
Define contribution plan employer contribution based on employees' salaries, percentage	41.00%	41.00%
Define contribution plan employer contribution, amount	$ 13,957,249	84,493,000	79,464,000	84,493,000